Interest-bearing bank borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Interest-bearing bank borrowings	$ 400,325	¥ 400,325
Non-current-Secured		2,060,933
Total		¥ 2,461,258
Predecessor
Disclosure of detailed information about borrowings [line items]
Interest-bearing bank borrowings			¥ 20,205
Non-current-Secured			387,387
Total			¥ 407,592